Consolidated Statements of Cash Flows - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	¥ (109,115)	¥ (125,719)	¥ (273,066)
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities:
Share-based compensation	3,713	7,881	9,582
Provision for/(reversal of) allowance for expected credit losses, including related party amounts of RMB1,000, RMB(4,122) and RMB150 for the years ended December 31, 2021, 2022 and 2023, respectively)	14,337	(23,536)	186,520
Depreciation and amortization expense	21,531	26,245	28,503
Amortization of the right-of-use assets	21,032	28,503	37,549
Impairment of intangible assets		1,106	369
(Income)/loss from equity method investments, including impairment	11,125	8,195	(401)
Fair value changes in investments, net	440	(2,664)	(1,906)
Impairment of available-for-sale debt investments		5,980
Gain on disposition of a subsidiary	(548)
Deferred tax (benefit)/expense	18,890	1,817	(5,322)
Loss/(gain) on disposal of long-lived assets	(754)	2,672	1,107
Foreign currency exchange (gain)/loss	1,945	32,872	(8,612)
Changes in operating assets and liabilities, net of effects of acquisition:
Accounts receivable	112,896	47,538	33,161
Prepayments and other current assets	(2,781)	14,709	(8,285)
Amounts due from related parties	(11,380)	14,986	(25,492)
Other non-current assets	6,473	(21,877)	6,535
Accounts payable	(54,699)	(35,282)	(9,083)
Advances from customers	2,255	(1,519)	(5,374)
Salary and welfare payable	(8,040)	(25,328)	(36,787)
Withholding tax payable for disposal of available-for-sale debt investments		(240,396)
Taxes payable	(5,892)	15,725	10,166
Amounts due to related parties	(42,563)	29,998	315
Accrued expenses and other current liabilities	(17,384)	(34,363)	(45,834)
Long-term liabilities	(22,308)	(39,954)	(36,467)
Net cash (used in)/provided by operating activities	(60,827)	(312,411)	(142,822)
Cash flows from investing activities:
Purchase of property and equipment and intangible assets	(9,717)	(33,958)	(16,833)
Placement of term deposits and short-term investments	(1,278,637)	(2,876,710)	(5,839,637)
Maturity of term deposits and short-term investments	1,770,825	3,139,583	5,810,436
Payment for the equity investment		(9,000)	(14,000)
Return of equity investment principal from certain investee	1,072
Dividends received from the equity investment	530	206
Proceeds from disposal of long-lived assets	3,771	8,578	17,381
Net cash provided by/(used in) investing activities	487,844	228,699	(42,653)
Cash flows from financing activities:
Repurchase of ordinary shares	(655)
Dividends paid to shareholders			(3,540)
Net cash provided by/(used in) financing activities	(655)		(3,540)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	3,057	(15,849)	4,778
Net (decrease)/increase in cash, cash equivalents and restricted cash	429,419	(99,561)	(184,237)
Cash, cash equivalents and restricted cash at the beginning of the year	105,037	204,598	388,835
Cash and cash equivalents at the beginning of the year	95,982	188,980	357,796
Restricted cash at the beginning of the year	9,055	15,618	31,039
Cash, cash equivalents and restricted cash at the end of the year	534,456	105,037	204,598
Cash and cash equivalents at the end of the year	527,407	95,982	188,980
Restricted cash at the end of the year	7,049	9,055	15,618
Supplemental disclosure of cash flow information:
Cash paid during the period for income taxes	¥ 62	¥ 176,176	¥ 1,012